ACCRUED WARRANTIES (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Changes in warranty liability [Roll Forward]
Balance at beginning of fiscal year	$ 26	$ 32
Warranty provision for sales	13	14
Settlements	(14)	(16)
Other, including adjustments for acquisitions and foreign currency translation	(1)	(4)
Balance at end of fiscal year	24	26
Deferred revenue associated with extended warranties	$ 16	$ 23